Intangible assets - Impairment tests for goodwill (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
2022 forecast period, Value in use model	3 years
2021 forecast period, Value in use model		3 years
2022 extended budget and forecast period, Value in use model	1 year
2021 extended budget and forecast period, Value in use model		1 year
Growth rate	1.00%	1.00%
Reasonably possible increase or decrease in key assumptions (as a percent)	0.50%
Europe
Disclosure of detailed information about intangible assets [line items]
Discount rate	4.40%	5.10%
Americas
Disclosure of detailed information about intangible assets [line items]
Discount rate	7.70%	7.90%